Segment Reporting - Segment Results as Presented in Consolidated Financial Statements (Footnote) (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2018	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenue related to settlement agreement	$ 55.0
Shuttle tanker segment
Segment Reporting Information [Line Items]
Revenue related to settlement agreement		$ 55.0
UMS segment
Segment Reporting Information [Line Items]
Revenue related to settlement agreement		$ 36.5